Share Based Compensation - Summarized Activity of Stock Option Awards (Detail) (USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of year, Options Outstanding				1,284,000
Granted, Options Outstanding				473,000
Exercised, Options Outstanding				0
Forfeited, Options Outstanding				(1,000)
Balance at end of period, Options Outstanding				1,756,000	1,284,000
Exercisable at end of period, Options Outstanding				975,000
Balance at beginning of year, Weighted Average Exercise Price				$ 22.22
Granted, Weighted Average Exercise Price				$ 15.94
Exercised, Weighted Average Exercise Price				$ 0.00
Forfeited, Weighted Average Exercise Price				$ 16.89
Balance at end of period, Weighted Average Exercise Price				$ 20.53	$ 22.22
Exercisable at end of period, Weighted Average Exercise Price				$ 23.66
Weighted Average Remaining Contractual Term				7 years	7 years
Exercisable at end of period, Weighted Average Remaining Contractual Term				6 years
Balance at beginning of period, Aggregate Intrinsic Value				$ 944,000
Balance at end of period, Aggregate Intrinsic Value				1,956,000	944,000
Exercisable at end of period, Aggregate Intrinsic Value	$ 64,000	$ 766,000	$ 578,000	$ 1,079,000